Cover	Dec. 30, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 30, 2022
Entity Registrant Name	Exicure, Inc.
Entity Central Index Key	0001698530
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39011
Entity Tax Identification Number	81-5333008
Entity Address, Address Line One	2430 N. Halsted St.
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60614
City Area Code	847
Local Phone Number	673-1700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	XCUR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true